Offerings - Offering: 1	Jun. 16, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.01 per share
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit	45.97
Maximum Aggregate Offering Price	$ 229,850,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 35,190.04
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the Securities Act), there are also being registered such additional shares of Class A Common Stock, $0.01 par value per share (the Class A Common Stock), of Cactus, Inc. that may become offered or issued as a result of stock splits, stock dividends or similar transactions pursuant to the adjustment or anti-dilution provisions of the Cactus, Inc. Long Term Incentive Plan (as amended from time to time). (2) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, and based on the average of the high and low prices of the Class A Common Stock as reported on the New York Stock Exchange on June 9, 2025, which is within five business days prior to filing this registration statement.